Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 107,100	$ 95,778	$ 98,215
Cost of revenues	86,539	75,559	77,857
Gross profit	20,561	20,219	20,358
Operating expenses	14,231	14,082	13,933
Operating profit	6,330	6,137	6,425
Interest expense, net	584	536	525
Income before income tax provision	5,746	5,601	5,900
Income tax provision	2,258	2,179	2,200
Income from continuing operations	3,488	3,422	3,700
Income (loss) from discontinued operations, net of tax	(31)	2	(4)
Net income	3,457	3,424	3,696
Net loss attributable to noncontrolling interest	4	3
Net income attributable to CVS Caremark	$ 3,461	$ 3,427	$ 3,696
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 2.61	$ 2.51	$ 2.58
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 2.59	$ 2.51	$ 2.58
Weighted average common shares outstanding (in shares)	1,338	1,367	1,434
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 2.59	$ 2.49	$ 2.55
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 2.57	$ 2.49	$ 2.55
Weighted average common shares outstanding (in shares)	1,347	1,377	1,450
Dividends declared per common share (in dollars per share)	$ 0.500	$ 0.350	$ 0.305